Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000256502 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2]
C000256502 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[2]
C000256502 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[2]
C000256502 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[2]
C000256502 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[2]
C000256502 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[2]
C000256502 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[2]
C000256502 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%	[2]
C000256502 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.80%	[2]
C000256502 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[2]
C000256501 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3],[4]
C000256501 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[4]
C000256501 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[4]
C000256501 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[4]
C000256501 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[4]
C000256501 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[4]
C000256501 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[4]
C000256501 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%	[4]
C000256501 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.80%	[4]
C000256501 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[4]
C000256503 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[5],[6]
C000256503 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[6]
C000256503 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[6]
C000256503 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[6]
C000256503 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[6]
C000256503 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[6]
C000256503 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[6]
C000256503 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%	[6]
C000256503 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.80%	[6]
C000256503 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[6]
C000256504 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[7],[8]
C000256504 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[8]
C000256504 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[8]
C000256504 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[8]
C000256504 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[8]
C000256504 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[8]
C000256504 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[8]
C000256504 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%	[8]
C000256504 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.80%	[8]
C000256504 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[8]
C000256500 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[9],[10]
C000256500 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[10]
C000256500 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[10]
C000256500 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[10]
C000256500 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[10]
C000256500 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[10]
C000256500 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[10]
C000256500 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%	[10]
C000256500 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	40.80%	[10]
C000256500 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[10]

[1]	Amount rounds to less than 0.1%.
[2]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[3]	Amount rounds to less than 0.1%.
[4]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[5]	Amount rounds to less than 0.1%.
[6]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[7]	Amount rounds to less than 0.1%.
[8]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[9]	Amount rounds to less than 0.1%.
[10]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.